CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Product revenue	$ 4,715,874	$ 5,092,123	$ 10,637,304	$ 11,479,147	$ 14,481,784	$ 17,092,996
License revenue	2,600,000	133,125	3,125,000	273,750	2,808,125	387,500
Other revenue	46,015	11,742	74,507	87,292	116,276	144,874
Revenues	7,361,889	5,236,990	13,836,811	11,840,189	17,406,185	17,625,370
Cost of sales	(3,329,638)	(3,642,071)	(7,602,136)	(8,056,386)	(10,305,076)	(12,172,374)
Gross profit	4,032,251	1,594,919	6,234,675	3,783,803	7,101,109	5,452,996
Operating expenses:
Research and development expenses	(473,303)	0	(1,335,464)	0
Impairment loss					(43,000)	(219,707)
Selling, general and administrative expenses (related party of $112,500, $269,467, $337,500 and $635,864)	(2,748,100)	(2,702,350)	(6,616,663)	(10,863,236)	(14,216,377)	(14,206,761)
Total operating expenses	(3,221,403)	(2,702,350)	(7,952,127)	(10,863,236)	(14,259,377)	(14,426,468)
Operating income (loss)	810,848	(1,107,431)	(1,717,452)	(7,079,433)	(7,158,268)	(8,973,472)
Other income (expense)
Income from legal claims						27,607,776
Interest expense (related party of $Nil, $Nil, $Nil and $245,817)	0	(7,356)	(54)	(258,990)	(267,458)	(1,362,401)
Loss on change in fair value of profit share and unsecured note	(37,619)	282,382	(766,667)	(2,672,252)	(3,959,065)	(11,209,677)
Interest income	15,412	80,656	66,222	257,483	293,524	79,301
Total other income (expense)	(22,207)	355,682	(700,499)	(2,673,759)	(3,932,999)	15,114,999
Income (Loss) before provision for income taxes	788,641	(751,749)	(2,417,951)	(9,753,192)	(11,091,267)	6,141,527
(Provision for) benefit from income taxes	(629)	294,203	(15,173)	293,857	289,156	(473,213)
Net income (loss)	$ 788,012	$ (457,546)	$ (2,433,124)	$ (9,459,335)	$ (10,802,111)	$ 5,668,314
Net income (loss) per common share
Basic net income (loss) per share	$ 0.04	$ (0.02)	$ (0.13)	$ (0.5)	$ (0.57)	$ 0.3
Diluted net income (loss) per share	$ 0.04	$ (0.02)	$ (0.13)	$ (0.5)	$ (0.57)	$ 0.29
Weighted average common shares outstanding Basic	19,373,222	19,225,159	19,289,948	18,998,504	19,058,110	18,834,339
Weighted average common shares outstanding Diluted	19,600,076	19,225,159	19,289,948	18,998,504	19,058,110	19,490,479